Vessels, net	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net

5.           Vessels, net

The amounts in the interim condensed consolidated statement of financial position are analysed as follows:

	Vessels cost	Vessels' depreciation	Dry docking costs	Depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2025	323,547	(81,424)	16,624	(9,768)	248,979
Additions	30	–	1,356	–	1,386
Depreciation	–	(4,788)	–	(2,427)	(7,215)
Sale of vessel	(24,570)	18,345	(3,986)	3,986	(6,225)
Balance at June 30, 2025	299,007	(67,867)	13,994	(8,209)	236,925

For the purpose of the unaudited condensed consolidated statement of comprehensive income/(loss), depreciation, comprises the following:

	For the Three months ended June 30, 2025	For the Three months ended June 30, 2024	For the Six months ended June 30, 2025	For the Six months ended June 30, 2024
Vessels` depreciation	2,398	1,248	4,788	2,443
Depreciation on office furniture and equipment	10	9	19	17
Depreciation of right of use asset	82	78	164	156
Total	2,490	1,335	4,971	2,616

On February 4, 2025, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2007-built River Globe for a gross price of $8.55 million before commissions and expenses. The total gain from the sale of the vessel amounted to $2,137. The vessel was delivered to her new owners on March 17, 2025.

No impairment or reversal of impairment was recognized for the first half of 2025 and 2024.